FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis were as follows:

		Fair Value Hierarchy
	December 31, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$57,936	$57,936	$—	$—
Restricted cash	60	60	—	—
Total assets	57,996	57,996	—	—

		Fair Value Hierarchy
	December 31, 2019	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$8,791	$8,791	$—	$—
Restricted cash	58	58	—	—
Total assets	8,849	8,849	—	—
Liabilities to issue warrant	$448	$—	$—	$448